Port Street Quality Growth Fund
Schedule of Investments
June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 66.4%
Communication Services - 6.6%
Alphabet, Inc., Class A *	2,800	$6,101,928
Walt Disney Co. *	70,300	6,636,320
		12,738,248
Consumer Discretionary - 6.9%
Home Depot, Inc.	16,900	4,635,163
NIKE, Inc., Class B	44,600	4,558,120
Starbucks Corp.	54,500	4,163,255
		13,356,538
Consumer Staples - 8.4%
PepsiCo, Inc.	14,500	2,416,570
Procter & Gamble Co.	15,700	2,257,503
Reckitt Benckiser Group plc - ADR	205,300	3,126,719
Unilever plc - ADR	116,600	5,343,778
Walmart, Inc.	24,000	2,917,920
		16,062,490
Financials - 3.0%
Berkshire Hathaway, Inc., Class B *	21,400	5,842,628

Health Care - 11.6%
Becton, Dickinson & Co.	11,900	2,933,707
Biogen, Inc. *	15,000	3,059,100
Johnson & Johnson	13,200	2,343,132
Medtronic plc	52,600	4,720,850
Novo Nordisk - ADR	47,500	5,292,925
Roche Holding AG - ADR	96,400	4,020,844
		22,370,558
Industrials - 10.5%
3M Co.	16,900	2,187,029
C.H. Robinson Worldwide, Inc.	46,100	4,673,157
General Dynamics Corp.	23,474	5,193,623
Raytheon Technologies Corp.	85,400	8,207,794
		20,261,603
Information Technology - 17.2%
Accenture plc, Class A	13,884	3,854,893
Adobe Systems, Inc. *	10,326	3,779,935
Apple, Inc.	32,905	4,498,772
Cisco Systems, Inc.	63,360	2,701,670
Cognizant Technology Solutions Corp., Class A	47,400	3,199,026
Microsoft Corp.	23,500	6,035,505
Oracle Corp.	87,700	6,127,599
Visa, Inc., Class A	14,807	2,915,350
		33,112,750
Materials - 2.2%
International Flavors & Fragrances, Inc.	35,598	4,240,434

Total Common Stocks
(Cost $99,528,008)		127,985,249

SHORT-TERM INVESTMENTS - 23.8%	Par
U.S. Treasury Bills
0.926%, 7/28/2022 (a)(b)	$10,000,000	9,992,800
1.451%, 8/25/2022 (a)(b)	10,000,000	9,977,427
1.617%, 9/29/2022 (a)(b)	10,000,000	9,959,125
1.897%, 10/27/2022 (a)(b)	10,000,000	9,937,279
2.009%, 11/25/2022 (a)(b)	6,000,000	5,950,449

Total Short-Term Investments		45,817,080
(Cost $45,879,299)

Total Investments - 90.2%
(Cost $145,407,307)		173,802,329
Other Assets and Liabilities, Net - 9.8%		18,952,212
Total Net Assets - 100.0%		$192,754,541

ADR - American Depositary Receipt
plc - Public Limited Company
*	Non-income producing security.
(a)	Rate shown is the effective yield as of June 30, 2022.
(b)	Level 2 security.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$127,985,249	$-	$-	$127,985,249
Short-Term Investments	-	45,817,080	-	45,817,080
Total Investments in Securities	$127,985,249	$45,817,080	$-	$173,802,329

Refer to the Schedule of Investments for further information on the classification of investments.